Pillsbury Winthrop Shaw Pittman LLP

2550 Hanover Street | Palo Alto, CA 94304-1114 | tel 650.233.4500 | fax 650.233.4545

James J. Masetti

tel 650.233.4754

jim.masetti@pillsburylaw.com

October 31, 2012

Securities and Exchange Commission

100 F Street, N.W., Mail Stop 3561

Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Assistant Director

RE:	Violin Memory, Inc.
Confidential Draft Registration Statement on Form S-1
Originally submitted on September 18, 2012
CIK No. 1407190

Dear Ms. Jacobs:

On behalf of Violin Memory, Inc. (the “Registrant”), set forth below is the Registrant’s response to the letter received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on October 18, 2012. The Staff’s letter requested an analysis as to whether the Registrant believed a Bloomberg news article and subsequent reports citing this Bloomberg article comport with the requirements of the Securities Act of 1933 (the “Act”). See Ari Levy, Violin Memory Said to File IPO With $2 Billion Valuation, Bloomberg, Oct. 17, 2012 (the “Bloomberg Article”).

1. Securities Act Analysis

The Registrant respectfully submits to the Staff that the Bloomberg Article was not a violation of the Act by the Registrant or its authorized representatives. Section 5 of the Act prohibits the making of an offer to sell securities outside of a prospectus that meets the requirements of Section 10 of the Act. The Registrant does not believe the Bloomberg Article should be construed as an offer to sell securities by the Registrant primarily because neither the Registrant nor any of its authorized representatives provided any information cited in the Bloomberg Article and did not participate in any manner with respect to the article, other than to decline to comment to Bloomberg. The Registrant respectfully submits to the Staff that this was not a communication by the issuer or on behalf of the issuer and to penalize the Registrant for a speculative news article would unduly penalize the Registrant, particularly in light of the precautions that

October 31, 2012

the Registrant undertook to avoid such disclosure and its response to the unauthorized disclosure, all of which is described in more detail below. In making this assertion to the Staff, the Registrant confirms the following:

•

No individual employed or otherwise acting on the Registrant’s behalf was authorized to speak to Bloomberg or to any member of the press about the Registrant’s offering, the confidential submission of the Registration Statement or any other information about the proposed offering.

•

Approximately an hour before the issuance of the Bloomberg Article, a representative from Bloomberg contacted the Registrant soliciting information and comment from the Registrant about the offering and informing the Registrant of the information that Bloomberg had obtained from anonymous sources. The Registrant declined to comment and provided no information to Bloomberg.

•	The Registrant requested from Bloomberg the identification of the Bloomberg sources. Bloomberg declined to provide this information to the Registrant.

•

Subsequent to the issuance of the Bloomberg Article, the Registrant has confirmed with each member of the working group, including each proposed underwriter, company counsel, underwriter counsel and its independent registered public accounting firm that each such member of the working group is not aware of the identity of either of the “two people familiar with the matter” who served as anonymous sources of the information cited in the Bloomberg Article.

•

The limited information cited by Bloomberg contained a materially inaccurate fact. While the fact that the Registrant has confidentially submitted a registration statement to the Commission and the identity of the lead underwriters of the proposed offering was correctly cited in the Bloomberg Article, the proposed valuation cited in the Bloomberg Article is not correct. In fact, the Registrant has not yet held formal valuation discussions with its underwriters. Based on the Registrant’s current internal valuation estimates, the valuation referenced in the Bloomberg Article is inaccurate. It appears that the individuals who provided this information to Bloomberg were speculating and did not have reliable information available to them.

The Registrant had no ability to control the Bloomberg Article and the information that Bloomberg published in its report. The two individual sources cited in the Bloomberg Article have not been identified by the Registrant, and would not have been acting pursuant to any authority from the Registrant and in direct contradiction to any formal instructions and warnings that the Registrant had previously issued to everyone who had received information about

October 31, 2012

the offering directly from the Registrant. In addition, the Registrant does not believe that there has been or will be any market conditioning effect as a result of the Bloomberg Article and follow-on reports referencing the article and the information contained therein. This belief is supported by the fact that the Registrant and the underwriters have not received any indications of interest from potential investors as a result of the Bloomberg Article and related press. Finally, while the timing of the offering has not been determined, it is clear that additional time will pass before the offering is completed and each potential investor will receive a prospectus that complies with Section 10 of the Act prior to making an investment decision.

Accordingly, the Registrant does not believe that the Bloomberg Article and related press activity has resulted in a violation of the Act by the Registrant.

2. Preventative measures taken by Registrant to comply with Section 5 and the Act

The Registrant has implemented multiple measures to address its obligations under the Act and, in particular, attempting to ensure compliance with Section 5 of the Act. The following sets forth the actions taken by the Registrant:

•

In May 2012, the Registrant’s outside counsel met with certain of the Registrant’s officers and senior managers, including the Registrant’s executive officers and marketing personnel to provide training on the restrictions on corporate communications which apply to the Registrant while it is in registration. Outside counsel advised the group to assume that the Registrant was then currently in registration.

•

In June 2012, the Registrant’s outside counsel circulated written materials to the Registrant’s Board of Directors and the Registrant’s officers and senior managers summarizing the restrictions on corporate communications which apply to the Registrant while it is in registration. The written materials advised the Registrant to assume it was then currently in the registration process.

•

In August 2012, the Registrant’s outside counsel led a discussion at a meeting of the Registrant’s Board of Directors regarding restrictions on corporate communications during the registration process.

•

The Registrant has disclosed the existence of the proposed offering only to a limited number of employees in an attempt to minimize the risk that information about the offering would be disclosed without authorization.

October 31, 2012

•

Prior to an initial filing or confidential submission of a registration statement, it is customary for a registrant to circulate at least two primary communications to its stockholders that refer to the proposed offering. These communications typically consist of an underwriter lock-up agreement, which includes the identity of the lead underwriters party to the lock-up agreement, as well as required notifications under applicable registration rights agreements with stockholders. The Registrant implemented additional precautions as described below for these two communications in an effort to best protect the confidentiality of the offering and to limit the risk of any unauthorized public disclosure of the offering.

•

Although it is customary to solicit lock-up agreements from all the stockholders and holders of outstanding options prior to an initial filing or confidential submission of a registration statement, the Registrant worked with its underwriters to modify this customary approach under the current circumstances to limit the number of stockholders who received this communication. The Registrant was concerned that providing this information to over 350 stockholders would heighten the risk of unauthorized public disclosure of the offering. As a result, the Registrant limited its initial mailing soliciting lock-up agreements only to holders of more than 0.5% of the outstanding shares of stock (on a fully diluted basis) and such holders’ affiliates. This limited the universe of stockholders who would learn of the offering and the identity of the underwriters to less than 80 stockholders. In this initial communication, stockholders were admonished (in bold and underlined text) to keep the proposed offering and any information related thereto confidential and were warned that any public disclosure of the offering could have serious negative consequences to the offering and its timing. This communication was mailed on or about September 3, 2012.

•

Pursuant to the Registrant’s Investors’ Rights Agreement, the Registrant was required to provide prompt notice of the proposed registration of securities to each holder of Registrable Securities (as defined in the Investors’ Rights Agreement). In an effort to minimize the risk of disclosure of the offering, the Registrant did not mail this notice until after the initial confidential submission of the Registration Statement to the Commission. However, the Registrant was then required to promptly mail notice of the filing to its holders of Registrable Securities, which consist of over 280 stockholders. In this communication, stockholders were notified that a confidential submission to the Commission had been made. To the extent any of

October 31, 2012

these stockholders had not already signed a lock-up agreement (because, for example, they held less than 0.5% of the outstanding shares of the Registrant); these stockholders were also asked to execute a lock-up agreement, which again, provided the names of the underwriters who were parties to the lock-up agreement. In this communication, stockholders were once again admonished (in bold and underlined text) to keep the proposed offering and any information related thereto confidential and were warned that any public disclosure of the offering could have serious negative consequences to the offering and its timing. This communication was mailed on or about October 5, 2012.

•	The Registrant confirms that it has not disclosed valuation information for the offering in any of its communications to stockholders.

•

The Registrant requires that all press releases, including ordinary course press releases, to be issued during the registration process be reviewed by counsel to the Registrant and counsel to the underwriters to ensure compliance with Rule 169 promulgated under the Act.

•

One of the reasons that the Registrant submitted the Registration Statement to the Staff on a confidential basis was because it anticipated that the offering would generate a substantial amount of interest in the press. Its hope was to limit this publicity by moving through the initial stages of the Commission’s review process on a confidential basis. The Registrant continues to believe that the confidential submission process will help limit the amount of attention the press will give the offering and intends to continue to submit updated drafts of the Registration Statement to the Staff on a confidential basis until required to file publicly by the Act (i.e. at least 21 days before the anticipated commencement of its roadshow).

3. Registrant’s reaction to the Bloomberg Article

The Registrant’s immediate reaction to the Bloomberg Article demonstrates that the Registrant understands its obligations under Section 5 of the Act and takes these matters very seriously. As stated above, the Registrant declined to comment when pressed for a comment by Bloomberg shortly before the release of the article. The Registrant immediately contacted outside counsel to consider its reaction and also notified the underwriters through underwriters’ counsel. The Registrant authorized its outside counsel to proactively contact the Staff the day immediately following the after-hours release of the Bloomberg Article in order to notify the Staff and to explain the

October 31, 2012

circumstances surrounding the article. The Registrant has declined to comment on the Bloomberg Article in response to subsequent press inquiries. In addition, on the day immediately following the after-hours release of the Bloomberg Article, the Registrant sent an email to all of its employees reminding them that only two company employees are authorized to speak to the press about the Registrant and reminded employees of the identity of those two individuals. This communication also directed employees to contact a specified designated employee if any employee received any inquiries from the press or from anyone who is not under a nondisclosure agreement with the Registrant. In addition, the Registrant held a full working group conference call on the day immediately following the after-hours release of the Bloomberg Article, where it discussed the Bloomberg Article with the working group, reminded the full working group of the importance of confidentiality of the offering, the communication restrictions during the registration process and the potential negative consequences to the Registrant should the Registrant or the Staff conclude that a Section 5 violation may have occurred. Each of the underwriters, through counsel to the underwriters, also confirmed no knowledge as to the identity of the two sources referenced in the Bloomberg Article.

We would be pleased to answer your questions or provide you with any additional information regarding the discussion above. Please contact the undersigned at (650) 233-4754.

* * *

October 31, 2012

The Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ James J. Masetti

James J. Masetti

cc:	Violin Memory, Inc.
Donald G. Basile, President and Chief Executive Officer
Cory J. Sindelar, Chief Financial Officer

Davis Polk & Wardwell LLP
Alan Denenberg, Esq.

Pillsbury Winthrop Shaw Pittman LLP
Jorge del Calvo, Esq.
Heidi E. Mayon, Esq.